Securitizations and Variable Interest Entities - Additional information (Detail) - JPY (¥) ¥ in Billions	3 Months Ended		6 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Mar. 31, 2022
Variable Interest Entity [Line Items]
Cash proceeds from SPEs in new securitizations	¥ 74	¥ 141	¥ 136	¥ 196
Securitization or asset-backed financing arrangement, financial asset for which transfer is accounted as sale, gain on sale	0	2	0	9
Debt securities issued by SPEs with an initial fair value	70	489	271	1,171
Cash inflows from third parties on the sale of debt securities	48	519	219	1,100
Cumulative balance of financial assets transferred to SPEs	6,190		6,190		¥ 5,829
Retained interests	173		173		¥ 131
Interests held in SPEs	¥ 7	¥ 10	¥ 13	¥ 19